Share based payments - Restricted stock units (RSU's) (Textual) (Details) - Restricted Stock Units (RSUs) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) D shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Share based payments
Number of securities called by each restricted stock or right | shares	1
Number of calendar days period preceding vesting date for calculate value of weighted average price of entity share traded on stock-exchange	30
Vesting period	4 years
Cliff Vesting Period	3 years
Cliff Vesting Schedule	1 year
Percentage vested	25.00%
Percentage Vested Under Certain Plans	100.00%
Number of calendar days period preceding reporting period for calculate value of weighted average price of entity share traded on stock-exchange	30
Total Liability relating to outstanding RSUs | €	€ 14.8	€ 16.7	€ 13.8